Share Capital - Schedule of Shares Issued and Outstanding (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2024 shares
Shares Issued and Outstanding Capital [Member]
Schedule of Shares Issued and Outstanding [Line Items]
Share price redeemed, Number of shares (in Shares)	8.22